14 Right-of-use assets and Lease Liability (Details Narrative) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Short-term leases expense		R$ 103,929
Low-value leases expense		1,070
Contractual payments		50,622		R$ 48,664
Non-cash investing and financing activity		R$ 580,055
US$
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Contractual payments | $	$ 12,559		$ 12,559